UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-22700

Exchange Traded Concepts Trust II

 (Exact name of registrant as specified in charter)

2545 South Kelly Avenue, Suite C, Edmond, Oklahoma 73013

(Address of principal executive offices)                                                                                    (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:    (405) 778-8377

Date of fiscal year end:     April 30

Date of reporting period:   January 31, 2015

Item 1. Schedule of Investments.

Horizons S&P 500® Covered Call ETF	January 31, 2015
SCHEDULE OF PORTFOLIO INVESTMENTS	(Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS 100.2%
Consumer Discretionary 12.0%
Amazon.com, Inc. *	1,231	436,426
AutoNation, Inc. *	240	14,309
AutoZone, Inc. *	105	62,681
Bed Bath & Beyond, Inc. *	602	45,012
Best Buy Co., Inc.	942	33,158
BorgWarner, Inc.	738	39,859
Cablevision Systems Corp., Class A	754	14,266
Carnival Corp.	1,484	65,237
CBS Corp., Class B	1,546	84,736
Chipotle Mexican Grill *	90	63,886
Coach, Inc.	891	33,136
Coca-Cola Enterprises, Inc.	736	30,986
Comcast Corp., Class A	8,406	446,737
D.R. Horton, Inc.	1,076	26,384
Darden Restaurants, Inc.	424	26,025
Delphi Automotive PLC	971	66,737
DIRECTV *	1,640	139,859
Discovery Communications, Inc., Class A *	503	14,579
Discovery Communications, Inc. *	889	24,785
Dollar General Corp. *	990	66,389
Dollar Tree, Inc. *	662	47,068
Expedia, Inc.	318	27,326
Family Dollar Stores, Inc.	312	23,743
Ford Motor Co.	12,564	184,816
Fossil Group, Inc. *	139	13,594
Gamestop Corp.	368	12,972
Gannett Co., Inc.	736	22,823
Gap, Inc.	890	36,659
Garmin, Ltd.	393	20,577
General Motors Co.	4,401	143,561
Genuine Parts Co.	497	46,192
Goodyear Tire & Rubber Co.	892	21,622
H&R Block, Inc.	892	30,578
Harley-Davidson, Inc.	706	43,560
Harman International Industries, Inc.	215	27,870
Hasbro, Inc.	370	20,320
Johnson Controls, Inc.	2,168	100,747
Kohl's Corp.	660	39,415
L Brands, Inc.	792	67,027
Leggett & Platt, Inc.	445	18,970
Lennar Corp.	579	26,003
Lowe's Cos., Inc.	3,174	215,070
Macy's, Inc.	1,123	71,737
Marriott International, Inc., Class A	685	51,033
Mattel, Inc.	1,104	29,698
McDonald's Corp.	3,175	293,496
Michael Kors Holdings, Ltd. *	661	46,792
Mohawk Industries, Inc. *	193	31,853
Netflix.com, Inc. *	189	83,500
Newell Rubbermaid, Inc.	890	32,814
News Corp., Class A *	1,620	24,122
Nike, Inc., Class B	2,271	209,499
Nordstrom, Inc.	454	34,595
Omnicom Group, Inc.	814	59,259
O'Reilly Automotive, Inc. *	322	60,330
PetSmart, Inc.	338	27,616
Polo Ralph Lauren Corp.	190	31,709
Priceline.com, Inc. *	164	165,555
Pulte Group, Inc.	1,104	22,731
PVH Corp.	265	29,219
Ross Stores, Inc.	681	62,455
Royal Caribbean Cruises, Ltd.	552	41,704
Scripps Networks Interactive, Inc.	323	22,962
Staples, Inc.	2,106	35,907
Starbucks Corp.	2,450	214,448

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Consumer Discretionary, continued
Starwood Hotels & Resorts Worldwide, Inc.	578	41,599
Target Corp.	2,087	153,625
The Home Depot, Inc.	4,297	448,692
The Interpublic Group of Cos., Inc.	1,378	27,477
The Walt Disney Co.	5,083	462,350
Time Warner Cable, Inc., Class A	916	124,695
Time Warner, Inc.	2,734	213,061
TJX Cos., Inc.	2,264	149,288
Tractor Supply Co.	446	36,202
TripAdvisor, Inc. *	373	24,995
Twenty-First Century Fox, Inc.	6,044	200,419
Under Armour, Inc. *	532	38,347
Urban Outfitters, Inc. *	346	12,062
VF Corp.	1,123	77,903
Viacom, Inc., Class B	1,206	77,691
Whirlpool Corp.	245	48,774
Wyndham Worldwide Corp.	400	33,516
Wynn Resorts, Ltd.	262	38,763
Yum! Brands, Inc.	1,434	103,649
		6,921,842

Consumer Staples 9.9%
Altria Group, Inc.	6,451	342,548
Archer-Daniels-Midland Co.	2,108	98,296
Avon Products, Inc.	1,517	11,742
Brown-Forman Corp., Class B	506	44,968
Campbell Soup Co.	579	26,483
Clorox Co.	418	44,605
Coca-Cola Co.	12,872	529,940
Colgate-Palmolive Co.	2,795	188,718
ConAgra Foods, Inc.	1,379	48,858
Constellation Brands, Inc. *	552	60,968
Costco Wholesale Corp.	1,431	204,619
CVS Health Corp.	3,744	367,510
Dr. Pepper Snapple Group, Inc.	631	48,757
Estee Lauder Cos., Class A	736	51,954
General Mills, Inc.	1,961	102,913
Hormel Foods Corp.	428	21,922
Kellogg Co.	834	54,694
Keurig Green Mountain, Inc.	394	48,289
Kimberly-Clark Corp.	1,222	131,927
Kraft Foods Group, Inc.	1,933	126,302
Kroger Co.	1,592	109,928
Lorillard, Inc.	1,173	76,961
McCormick & Co., Inc.	420	29,984
Mead Johnson Nutrition Co.	655	64,511
Molson Coors Brewing Co.	520	39,484
Mondelez International, Inc.	5,512	194,244
Monster Beverage Corp. *	469	54,850
PepsiCo, Inc.	4,875	457,178
Philip Morris International	5,072	406,977
Procter & Gamble Co.	8,819	743,354
Reynolds American, Inc.	998	67,814
Sysco Corp.	1,909	74,776
The Hershey Co.	478	48,856
The J.M. Smucker Co.	323	33,317
Tyson Foods, Inc., Class A	947	36,971
Walgreens Boots Alliance, Inc.	2,837	209,229
Wal-Mart Stores, Inc.	5,153	437,901
Whole Foods Market, Inc.	1,176	61,264
		5,703,612

Energy 8.2%
Anadarko Petroleum Corp.	1,646	134,561

See Notes to Schedules of Portfolio Investments.

Horizons S&P 500® Covered Call ETF	January 31, 2015
SCHEDULE OF PORTFOLIO INVESTMENTS (Continued)	(Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Energy, continued
Apache Corp.	1,249	78,150
Baker Hughes, Inc.	1,414	81,998
Cabot Oil & Gas Corp.	1,358	35,987
Cameron International Corp. *	657	29,420
Chesapeake Energy Corp.	1,694	32,491
Chevron Corp.	6,168	632,406
Cimarex Energy Co.	273	28,174
ConocoPhillips	4,012	252,677
CONSOL Energy, Inc.	741	21,452
Denbury Resources, Inc.	1,206	8,321
Devon Energy Corp.	1,253	75,518
Diamond Offshore Drilling, Inc.	240	7,567
Ensco PLC, Class A, ADR	759	21,282
EOG Resources, Inc.	1,780	158,473
Exxon Mobil Corp.	13,818	1,207,971
FMC Technologies, Inc. *	761	28,522
Halliburton Co.	2,769	110,732
Helmerich & Payne, Inc.	346	20,608
Hess Corp.	833	56,219
Kinder Morgan, Inc.	5,568	228,566
Marathon Oil Corp.	2,195	58,387
Marathon Petroleum Corp.	918	84,998
Murphy Oil Corp.	552	24,790
Nabors Industries, Ltd.	994	11,441
National-Oilwell Varco, Inc.	1,405	76,474
Newfield Exploration Co. *	475	14,146
Noble Corp. PLC	888	14,403
Noble Energy, Inc.	1,174	56,047
Occidental Petroleum Corp.	2,548	203,840
Phillips 66	1,801	126,646
Pioneer Natural Resources Co.	479	72,104
QEP Resources, Inc.	572	11,566
Range Resources Corp.	552	25,541
Schlumberger, Ltd.	4,194	345,544
Southwestern Energy Co. *	1,149	28,484
Spectra Energy Corp.	2,189	73,200
Tesoro Corp.	402	32,855
Transocean, Ltd.	1,104	17,996
Valero Energy Corp.	1,721	91,006
Williams Cos., Inc.	2,192	96,141
		4,716,704

Financials 15.7%
ACE, Ltd.	1,079	116,490
Affiliated Managers Group *	169	34,733
AFLAC, Inc.	1,484	84,707
Allstate Corp.	1,378	96,171
American Express Co.	2,896	233,678
American International Group, Inc.	4,561	222,896
Ameriprise Financial, Inc.	605	75,589
AON PLC	921	82,936
Apartment Investment & Management Co. (REIT), Class A	473	18,854
Assurant, Inc.	221	14,036
AvalonBay Communities, Inc.	423	73,175
Bank of America Corp.	34,346	520,342
Bank of New York Mellon Corp.	3,671	132,156
BB&T Corp.	2,347	82,826
Berkshire Hathaway, Inc., Class B *	5,954	856,839
BlackRock, Inc., Class A	417	141,993
Boston Properties, Inc.	497	68,984
Capital One Financial Corp.	1,805	132,144
CBRE Group, Inc., Class A *	920	29,753
Cincinnati Financial Corp.	475	23,992
Citigroup, Inc.	9,887	464,195

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Financials, continued
CME Group, Inc.	1,024	87,347
Comerica, Inc.	582	24,153
Crown Castle International Corp.	1,079	93,344
D&B Corp.	115	13,238
Discover Financial Services, Inc., Class A	1,486	80,809
E*Trade Financial Corp. *	940	21,667
Equity Residential (REIT)	1,176	91,269
Essex Property Trust, Inc.	195	44,080
Fifth Third BanCorp	2,717	47,004
Franklin Resources, Inc.	1,281	66,010
General Growth Properties, Inc.	2,040	61,567
Genworth Financial, Inc., Class A *	1,724	12,034
Goldman Sachs Group, Inc.	1,312	226,201
Hartford Financial Services Group, Inc.	1,412	54,927
HCP, Inc.	1,491	70,509
Health Care REIT, Inc.	1,072	87,850
Host Hotels & Resorts, Inc.	2,472	56,584
Hudson City BanCorp, Inc.	1,668	14,962
Huntington Bancshares, Inc.	2,662	26,673
IntercontinentalExchange Group, Inc.	368	75,709
Invesco, Ltd.	1,409	51,753
Iron Mountain, Inc.	606	24,143
JPMorgan Chase & Co.	12,201	663,490
KeyCorp	2,864	37,203
Kimco Realty Corp.	1,335	36,913
Legg Mason, Inc.	345	19,127
Leucadia National Corp.	1,026	23,259
Lincoln National Corp.	843	42,133
Loews Corp.	992	37,954
M&T Bank Corp.	424	47,980
Marsh & McLennan Cos., Inc.	1,774	95,388
MetLife, Inc.	3,701	172,097
Moody's Corp.	603	55,072
Morgan Stanley	5,004	169,185
Navient Corp.	1,362	26,886
Northern Trust Corp.	713	46,616
People's United Financial, Inc.	1,014	14,267
Plum Creek Timber Co., Inc.	575	25,599
PNC Financial Services Group	1,723	145,662
Principal Financial Group, Inc.	889	41,721
Progressive Corp.	1,751	45,438
Prologis, Inc.	1,624	73,307
Prudential Financial, Inc.	1,494	113,365
Public Storage	471	94,596
Regions Financial Corp.	4,503	39,176
Robert Half International, Inc.	446	25,895
Simon Property Group, Inc.	1,015	201,639
State Street Corp.	1,358	97,111
SunTrust Banks, Inc.	1,726	66,313
T. Rowe Price Group, Inc.	859	67,620
The Charles Schwab Corp.	3,747	97,347
The Chubb Corp.	762	74,600
The Macerich Co.	473	40,683
The NASDAQ OMX Group, Inc.	398	18,149
Torchmark Corp.	421	21,079
Travelers Cos., Inc.	1,078	110,840
U.S. BanCorp	5,834	244,503
Unum Group	832	25,842
Urban Edge Properties *	273	6,481
Ventas, Inc.	994	79,331
Vornado Realty Trust	559	61,736
Wells Fargo & Co.	15,405	799,829
Weyerhaeuser Co.	1,722	61,734
XL Group PLC	863	29,765

See Notes to Schedules of Portfolio Investments.

Horizons S&P 500® Covered Call ETF	January 31, 2015
SCHEDULE OF PORTFOLIO INVESTMENTS (Continued)	(Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Financials, continued
Zions Bancorp	688	16,484
		9,051,737

Health Care 14.9%
Abbott Laboratories	4,916	220,040
AbbVie, Inc.	5,201	313,880
Actavis, Inc. PLC *	862	229,757
Aetna, Inc.	1,152	105,777
Agilent Technologies, Inc.	1,104	41,698
Alexion Pharmaceuticals, Inc. *	636	116,541
Allergan, Inc.	967	212,024
AmerisourceBergen Corp.	679	64,539
Amgen, Inc.	2,477	377,148
Anthem, Inc.	870	117,415
Baxter International, Inc.	1,769	124,378
Becton Dickinson & Co.	625	86,300
Biogen Idec, Inc. *	763	296,929
Boston Scientific Corp. *	4,326	64,068
Bristol-Myers Squibb Co.	5,413	326,242
C.R. Bard, Inc.	239	40,876
Cardinal Health, Inc.	1,078	89,679
Carefusion Corp. *	657	38,960
Celgene Corp. *	2,604	310,293
Cerner Corp. *	990	65,687
CIGNA Corp.	860	91,874
DaVita Healthcare Partners, Inc. *	554	41,583
DENTSPLY International, Inc.	453	22,661
Edwards Lifesciences Corp. *	342	42,870
Eli Lilly & Co.	3,207	230,904
ENDO International PLC *	500	39,805
Express Scripts Holding, Inc. *	2,394	193,220
Gilead Sciences, Inc. *	4,921	515,867
HCA Holdings, Inc. *	988	69,950
Hospira, Inc. *	552	35,013
Humana, Inc.	499	73,074
Intuitive Surgical, Inc. *	111	54,887
Johnson & Johnson	9,134	914,680
Laboratory Corp. of America Holdings *	269	30,876
Mallinckrodt PLC *	368	39,004
McKesson Corp.	755	160,551
Medtronic PLC	4,614	329,440
Merck & Co., Inc.	9,309	561,147
Mylan Laboratories, Inc. *	1,222	64,949
Patterson Cos., Inc.	291	14,576
PerkinElmer, Inc.	368	16,821
Perrigo Co. PLC	453	68,738
Pfizer, Inc.	20,572	642,876
Quest Diagnostics, Inc.	470	33,403
Regeneron Pharmaceuticals, Inc. *	239	99,582
St. Jude Medical, Inc.	921	60,666
Stryker Corp.	970	88,319
Tenet Healthcare Corp. *	316	13,360
Thermo Fisher Scientific, Inc.	1,308	163,775
UnitedHealth Group, Inc.	3,127	332,243
Universal Health Services, Class B	292	29,939
Varian Medical Systems, Inc. *	325	30,082
Vertex Pharmaceuticals, Inc. *	785	86,460
Waters Corp. *	267	31,786
Zimmer Holdings, Inc.	552	61,879
Zoetis, Inc.	1,638	69,992
		8,599,083

Industrials 10.5%
3M Co.	2,086	338,558
Allegion PLC	312	16,851

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Industrials, continued
AMETEK, Inc.	792	37,937
Avery Dennison Corp.	297	15,524
C.H. Robinson Worldwide, Inc.	475	33,830
CarMax, Inc. *	705	43,781
Caterpillar, Inc.	1,983	158,581
Cintas Corp.	323	25,420
CSX Corp.	3,260	108,558
Cummins, Inc.	553	77,121
Danaher Corp.	2,006	165,254
Deere & Co.	1,171	99,757
Delta Air Lines, Inc.	2,756	130,386
Dover Corp.	552	38,662
Eaton Corp. PLC	1,546	97,537
Emerson Electric Co.	2,272	129,368
Equifax, Inc.	394	33,277
Expeditors International of Washington, Inc.	631	27,562
Fastenal Co.	888	39,427
FedEx Corp.	863	145,942
Flowserve Corp.	444	24,194
Fluor Corp.	505	27,063
General Dynamics Corp.	1,021	136,007
General Electric Co.	32,792	783,401
Honeywell International, Inc.	2,552	249,484
Illinois Tool Works, Inc.	1,172	109,101
Ingersoll-Rand PLC	867	57,569
Jacobs Engineering Group, Inc. *	423	16,116
Joy Global, Inc.	316	13,253
Kansas City Southern Industries, Inc.	368	40,513
L-3 Communications Holdings, Inc.	271	33,366
Lockheed Martin Corp.	871	164,070
Masco Corp.	1,155	28,691
Nielsen Holdings NV	1,053	45,869
Norfolk Southern Corp.	1,001	102,072
Northrop Grumman Corp.	657	103,116
PACCAR, Inc.	1,152	69,247
Pall Corp.	344	33,285
Parker Hannifin Corp.	478	55,668
Pentair PLC	604	37,333
Pitney Bowes, Inc.	706	16,930
Precision Castparts Corp.	468	93,647
Quanta Services, Inc. *	705	18,668
Raytheon Co.	1,015	101,551
Republic Services, Inc., Class A	816	32,379
Rockwell Automation, Inc.	446	48,578
Rockwell Collins, Inc.	429	36,731
Roper Industries, Inc.	320	49,389
Ryder System, Inc.	165	13,660
Snap-on, Inc.	186	24,684
Southwest Airlines Co.	2,238	101,113
Stanley Black & Decker, Inc.	503	47,106
Stericycle, Inc. *	269	35,317
Textron, Inc.	920	39,155
The ADT Corp.	599	20,606
The Boeing Co.	2,161	314,145
Tiffany & Co.	368	31,884
Tyco International PLC	1,361	55,542
Union Pacific Corp.	2,895	339,323
United Parcel Service, Inc., Class B	2,269	224,267
United Rentals, Inc. *	320	26,512
United Technologies Corp.	2,763	317,136
W.W. Grainger, Inc.	191	45,045
Waste Management, Inc.	1,384	71,178

See Notes to Schedules of Portfolio Investments.

Horizons S&P 500® Covered Call ETF	January 31, 2015
SCHEDULE OF PORTFOLIO INVESTMENTS (Continued)	(Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Industrials, continued
Xylem, Inc.	585	19,949
		6,017,246

Information Technology 19.6%
Accenture PLC	2,059	173,018
Adobe Systems, Inc. *	1,540	108,000
Akamai Technologies, Inc. *	577	33,555
Alliance Data Systems Corp. *	209	60,365
Altera Corp.	1,000	32,925
Amphenol Corp., Class A	1,020	54,784
Analog Devices, Inc.	1,021	53,199
Apple, Inc.	19,145	2,243,028
Applied Materials, Inc.	3,981	90,926
Autodesk, Inc. *	736	39,748
Automatic Data Processing, Inc.	1,566	129,242
Avago Technologies, Ltd.	815	83,847
Broadcom Corp., Class A	1,751	74,304
CA, Inc.	1,044	31,633
Cisco Systems, Inc.	16,696	440,190
Citrix Systems, Inc. *	529	31,349
Cognizant Technology Solutions Corp. *	1,982	107,286
Computer Sciences Corp.	471	28,580
Corning, Inc.	4,217	100,238
eBay, Inc. *	3,704	196,312
Electronic Arts, Inc. *	1,018	55,847
EMC Corp.	6,638	172,123
F5 Networks, Inc. *	238	26,566
Facebook, Inc. *	6,821	517,782
Fidelity National Information Services, Inc.	922	57,561
First Solar, Inc. *	239	10,114
Fiserv, Inc. *	810	58,749
FLIR Systems, Inc.	496	14,979
Google, Inc., Class A *	921	495,084
Google, Inc., Class C *	920	491,758
Harris Corp.	349	23,428
Hewlett-Packard Co.	6,090	220,032
Intel Corp.	15,786	521,570
International Business Machines Corp.	2,998	459,624
Intuit, Inc.	920	79,874
Juniper Networks, Inc.	1,307	29,708
KLA-Tencor Corp.	531	32,641
Lam Research Corp.	525	40,131
Linear Technology Corp.	767	34,469
MasterCard, Inc., Class A	3,199	262,414
Microchip Technology, Inc.	652	29,405
Micron Technology, Inc. *	3,493	102,223
Microsoft Corp.	26,915	1,087,367
Motorola Solutions, Inc.	687	42,876
NetApp, Inc.	1,042	39,388
NVIDIA Corp.	1,674	32,149
Oracle Corp.	10,560	442,359
Paychex, Inc.	1,067	48,292
Qualcomm, Inc.	5,419	338,471
Red Hat, Inc. *	608	38,784
Salesforce.com, Inc. *	1,927	108,779
SanDisk Corp.	712	54,048
Seagate Technology PLC	1,067	60,221
Symantec Corp.	2,247	55,658
TE Connectivity, Ltd.	1,332	88,431
Teradata Corp. *	498	22,191
Texas Instruments, Inc.	3,441	183,921
Total System Services, Inc.	552	19,524
VeriSign, Inc. *	368	20,049
Visa, Inc., Class A	1,590	405,307

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Information Technology, continued
Western Digital Corp.	711	69,131
Western Union Co.	1,724	29,308
Xerox Corp.	3,540	46,622
Xilinx, Inc.	868	33,483
Yahoo!, Inc. *	2,892	127,219
		11,242,189

Materials 3.2%
Air Products & Chemicals, Inc.	625	91,006
Airgas, Inc.	214	24,105
Alcoa, Inc.	3,835	60,017
Allegheny Technologies, Inc.	368	10,499
Ball Corp.	447	28,309
CF Industries Holdings, Inc.	159	48,555
E.I. Du Pont de Nemours & Co.	2,949	209,998
Eastman Chemical Co.	478	33,885
Ecolab, Inc.	870	90,280
FMC Corp.	426	24,495
Freeport-McMoRan Copper & Gold, Inc., Class B	3,389	56,969
International Flavors & Fragrances, Inc.	262	27,801
International Paper Co.	1,387	73,039
LyondellBasell Industries NV, Class A	1,359	107,483
Martin Marietta Materials, Inc.	192	20,686
MeadWestvaco Corp.	552	27,754
Monsanto Co.	1,572	185,465
Newmont Mining Corp.	1,622	40,793
Nucor Corp.	1,041	45,440
Owens-Illinois, Inc. *	576	13,450
PPG Industries, Inc.	446	99,404
Praxair, Inc.	946	114,078
Sealed Air Corp.	685	27,743
Sherwin-Williams Co.	263	71,344
Sigma-Aldrich Corp.	377	51,845
The Dow Chemical Co.	3,616	163,299
The Mosaic Co.	1,040	50,638
Vulcan Materials Co.	422	29,755
		1,828,135

Technology 0.4%
American Tower Corp. (REIT)	1,285	124,581
McGraw-Hill Cos., Inc.	885	79,154
		203,735

Telecommunication Services 2.3%
AT&T, Inc.	16,933	557,434
CenturyLink, Inc.	1,856	68,988
Frontier Communications Corp.	3,276	21,998
Level 3 Communications, Inc. *	897	44,617
Verizon Communications, Inc.	13,549	619,324
Windstream Holdings, Inc.	2,089	16,608
		1,328,969

Utilities 3.5%
AES Corp.	2,167	26,481
AGL Resources, Inc.	390	21,988
Ameren Corp.	787	35,635
American Electric Power Co., Inc.	1,592	99,994
CenterPoint Energy, Inc.	1,404	32,418
CMS Energy Corp.	891	33,617
Consolidated Edison, Inc.	947	65,608
Dominion Resources, Inc.	1,902	146,244
DTE Energy Co.	575	51,555
Duke Energy Corp.	2,301	200,509
Edison International	1,060	72,239

See Notes to Schedules of Portfolio Investments.

Horizons S&P 500® Covered Call ETF	January 31, 2015
SCHEDULE OF PORTFOLIO INVESTMENTS (Continued)	(Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Utilities, continued
Entergy Corp.	580	50,756
Equities Corp.	494	36,773
Exelon Corp.	2,808	101,200
FirstEnergy Corp.	1,364	55,010
Integrys Energy Group, Inc.	269	21,816
NextEra Energy, Inc.	1,416	154,684
NiSource, Inc.	1,023	44,255
Northeast Utilities	1,024	56,914
NRG Energy, Inc.	1,127	27,792
ONEOK, Inc.	678	29,853
Pepco Holdings, Inc.	814	22,344
PG&E Corp.	1,538	90,450
Pinnacle West Capital Corp.	350	24,563
PPL Corp.	2,165	76,858
Public Service Enterprise Group, Inc.	1,668	71,190
SCANA Corp.	454	28,952
Sempra Energy	755	84,500
Southern Co.	2,938	149,015
TECO Energy, Inc.	790	16,851
Wisconsin Energy Corp.	736	41,047
Xcel Energy, Inc.	1,668	62,600
		2,033,711

TOTAL COMMON STOCKS (Cost $53,851,315)		57,646,963

TOTAL INVESTMENTS (Cost $53,851,315) — 100.2%		57,646,963
Other Net Assets (Liabilities):
Written Call Options (1.0)%		(606,305)
Other Net Assets 0.8%		479,517
Total Other Net Assets (Liabilities) (0.2)%		(126,788)
NET ASSETS 100.0%		$57,520,175

*	Non-income producing security

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Horizons S&P 500 Covered Call ETF was invested in the following sectors as of January 31, 2015:
	Value	% of Net Assets
Information Technology	$11,242,189	19.6%
Financials	9,051,737	15.7%
Health Care	8,599,083	14.9%
Consumer Discretionary	6,921,842	12.0%
Industrials	6,017,246	10.5%
Consumer Staples	5,703,612	9.9%
Energy	4,716,704	8.2%
Utilities	2,033,711	3.5%
Materials	1,828,135	3.2%
Telecommunication Services	1,328,969	2.3%
Technology	203,735	0.4%
Written Call Options	(606,305)	(1.0)%
Other Net Assets	479,517	0.8%
Total	$57,520,175	100.0%

See Notes to Schedules of Portfolio Investments.

Horizons S&P 500 Covered Call ETF	January 31, 2015
SCHEDULE OF WRITTEN CALL OPTIONS	(Unaudited)

Number of Contracts		Value ($)
Written Call Options (1.0)%
(17)	3M Co., Strike @ 165.00 Exp 2/23/15	(2,575)
(32)	Abbott Laboratories, Strike @ 45.00 Exp 2/23/15	(2,207)
(33)	AbbVie, Inc., Strike @ 65.00 Exp 2/23/15	(908)
(15)	Accenture PLC, Strike @ 90.00 Exp 2/23/15	(225)
(5)	ACE, Ltd., Strike @ 110.00 Exp 2/23/15	(488)
(7)	Actavis, Inc. PLC, Strike @ 280.00 Exp 2/23/15	(2,362)
(10)	Adobe Systems, Inc., Strike @ 72.50 Exp 2/23/15	(705)
(9)	Aetna, Inc., Strike @ 95.00 Exp 2/23/15	(1,058)
(1)	Affiliated Managers Group, Strike @ 200.00 Exp 2/23/15	(860)
(7)	AFLAC, Inc., Strike @ 57.50 Exp 2/23/15	(557)
(7)	Agilent Technologies, Inc., Strike @ 40.00 Exp 2/23/15	(529)
(2)	AGL Resources, Inc., Strike @ 55.00 Exp 2/23/15	(355)
(6)	Air Products & Chemicals, Inc., Strike @ 145.00 Exp 2/23/15	(2,159)
(2)	Airgas, Inc., Strike @ 115.00 Exp 2/23/15	(260)
(4)	Akamai Technologies, Inc., Strike @ 62.50 Exp 2/23/15	(424)
(31)	Alcoa, Inc., Strike @ 16.00 Exp 2/23/15	(961)
(5)	Alexion Pharmaceuticals, Inc., Strike @ 185.00 Exp 2/23/15	(2,374)
(3)	Allegheny Technologies, Inc., Strike @ 30.00 Exp 2/23/15	(150)
(2)	Allegion PLC, Strike @ 55.00 Exp 2/23/15	(220)
(8)	Allergan, Inc., Strike @ 225.00 Exp 2/23/15	(2,759)
(1)	Alliance Data Systems Corp., Strike @ 290.00 Exp 2/23/15	(785)
(12)	Allstate Corp., Strike @ 72.50 Exp 2/23/15	(498)
(9)	Altera Corp., Strike @ 36.00 Exp 2/23/15	(45)
(64)	Altria Group, Inc., Strike @ 55.00 Exp 2/23/15	(1,440)
(10)	Amazon.com, Inc., Strike @ 310.00 Exp 2/23/15	(45,999)
(15)	American Electric Power Co., Inc., Strike @ 65.00 Exp 2/23/15	(338)
(19)	American Express Co., Strike @ 87.50 Exp 2/23/15	(238)
(36)	American International Group, Inc., Strike @ 52.50 Exp 2/23/15	(972)
(12)	American Tower Corp. (REIT), Strike @ 100.00 Exp 2/23/15	(690)
(3)	Ameriprise Financial, Inc., Strike @ 125.00 Exp 2/23/15	(795)
(6)	AmerisourceBergen Corp., Strike @ 95.00 Exp 2/23/15	(1,035)
(7)	AMETEK, Inc., Strike @ 50.00 Exp 2/23/15	(298)
(17)	Amgen, Inc., Strike @ 160.00 Exp 2/23/15	(2,005)
(10)	Amphenol Corp., Class A, Strike @ 55.00 Exp 2/23/15	(475)
(12)	Anadarko Petroleum Corp., Strike @ 82.50 Exp 2/23/15	(3,293)
(8)	Analog Devices, Inc., Strike @ 55.00 Exp 2/23/15	(320)
(6)	Anthem, Inc., Strike @ 140.00 Exp 2/23/15	(678)
(7)	AON PLC, Strike @ 97.50 Exp 2/23/15	(245)
(9)	Apache Corp., Strike @ 65.00 Exp 2/23/15	(1,188)
(3)	Apartment Investment & Management Co. (REIT), Class A, Strike @ 40.00 Exp 2/23/15	(353)
(191)	Apple, Inc., Strike @ 115.00 Exp 2/23/15	(79,264)
(39)	Applied Materials, Inc., Strike @ 25.00 Exp 2/23/15	(1,034)
(7)	Archer-Daniels-Midland Co., Strike @ 50.00 Exp 2/23/15	(182)
(14)	Archer-Daniels-Midland Co., Strike @ 49.00 Exp 2/23/15	(609)
(2)	Assurant, Inc., Strike @ 67.50 Exp 2/23/15	(50)
(96)	AT&T, Inc., Strike @ 34.00 Exp 2/23/15	(1,728)
(4)	Autodesk, Inc., Strike @ 57.50 Exp 2/23/15	(120)
(10)	Automatic Data Processing, Inc., Strike @ 85.00 Exp 2/23/15	(550)
(2)	AutoNation, Inc., Strike @ 60.00 Exp 2/23/15	(400)
(1)	AutoZone, Inc., Strike @ 600.00 Exp 2/23/15	(925)
(5)	Avago Technologies, Ltd., Strike @ 105.00 Exp 2/23/15	(1,400)
(3)	AvalonBay Communities, Inc., Strike @ 180.00 Exp 2/23/15	(180)
(2)	Avery Dennison Corp., Strike @ 55.00 Exp 2/23/15	(85)
(10)	Baker Hughes, Inc., Strike @ 57.50 Exp 2/23/15	(1,255)
(343)	Bank of America Corp., Strike @ 16.00 Exp 2/23/15	(3,258)
(33)	Bank of New York Mellon Corp., Strike @ 39.00 Exp 2/23/15	(165)
(11)	Baxter International, Inc., Strike @ 72.50 Exp 2/23/15	(424)
(18)	BB&T Corp., Strike @ 37.00 Exp 2/23/15	(207)
(6)	Becton Dickinson & Co., Strike @ 145.00 Exp 2/23/15	(330)
(4)	Bed Bath & Beyond, Inc., Strike @ 75.00 Exp 2/23/15	(640)
(38)	Berkshire Hathaway, Inc., Class B, Strike @ 150.00 Exp 2/23/15	(1,766)
(9)	Best Buy Co., Inc., Strike @ 37.00 Exp 2/23/15	(374)
(7)	Biogen Idec, Inc., Strike @ 365.00 Exp 2/23/15	(19,389)
(4)	BlackRock, Inc., Class A, Strike @ 360.00 Exp 2/23/15	(770)
(5)	BorgWarner, Inc., Strike @ 52.50 Exp 2/23/15	(1,213)

See Notes to Schedules of Portfolio Investments.

Horizons S&P 500 Covered Call ETF	January 31, 2015
SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	(Unaudited)

Number of Contracts		Value ($)
Written Call Options, Continued
(2)	Boston Properties, Inc., Strike @ 140.50 Exp 2/23/15	(635)
(32)	Boston Scientific Corp., Strike @ 15.00 Exp 2/23/15	(1,360)
(32)	Bristol-Myers Squibb Co., Strike @ 62.50 Exp 2/23/15	(1,823)
(13)	Broadcom Corp., Class A, Strike @ 43.00 Exp 2/23/15	(891)
(3)	Brown-Forman Corp., Class B, Strike @ 90.00 Exp 2/23/15	(285)
(3)	C.H. Robinson Worldwide, Inc., Strike @ 75.00 Exp 2/23/15	(270)
(2)	C.R. Bard, Inc., Strike @ 180.00 Exp 2/23/15	(150)
(4)	Cablevision Systems Corp., Class A, Strike @ 20.00 Exp 2/23/15	(60)
(9)	Cabot Oil & Gas Corp., Strike @ 30.00 Exp 2/23/15	(135)
(4)	Cameron International Corp., Strike @ 45.00 Exp 2/23/15	(590)
(5)	Campbell Soup Co., Strike @ 48.00 Exp 2/23/15	(150)
(18)	Capital One Financial Corp., Strike @ 80.00 Exp 2/23/15	(117)
(6)	Cardinal Health, Inc., Strike @ 82.50 Exp 2/23/15	(1,230)
(5)	CarMax, Inc., Strike @ 65.00 Exp 2/23/15	(250)
(13)	Carnival Corp., Strike @ 47.00 Exp 2/23/15	(130)
(19)	Caterpillar, Inc., Strike @ 87.50 Exp 2/23/15	(181)
(9)	CBRE Group, Inc., Class A, Strike @ 35.00 Exp 2/23/15	(203)
(8)	CBS Corp., Class B, Strike @ 55.00 Exp 2/23/15	(1,308)
(19)	Celgene Corp., Strike @ 125.00 Exp 2/23/15	(2,764)
(8)	CenterPoint Energy, Inc., Strike @ 23.00 Exp 2/23/15	(340)
(17)	CenturyLink, Inc., Strike @ 40.00 Exp 2/23/15	(213)
(5)	Cerner Corp., Strike @ 65.00 Exp 2/23/15	(1,338)
(1)	CF Industries Holdings, Inc., Strike @ 310.00 Exp 2/23/15	(655)
(11)	Chesapeake Energy Corp., Strike @ 20.00 Exp 2/23/15	(638)
(33)	Chevron Corp., Strike @ 105.00 Exp 2/23/15	(3,877)
(5)	CIGNA Corp., Strike @ 110.00 Exp 2/23/15	(798)
(2)	Cimarex Energy Co., Strike @ 100.00 Exp 2/23/15	(1,330)
(2)	Cintas Corp., Strike @ 79.15 Exp 2/23/15	(265)
(166)	Cisco Systems, Inc., Strike @ 29.00 Exp 2/23/15	(1,825)
(79)	Citigroup, Inc., Strike @ 49.00 Exp 2/23/15	(2,725)
(3)	Citrix Systems, Inc., Strike @ 60.00 Exp 2/23/15	(338)
(2)	Clorox Co., Strike @ 110.00 Exp 2/23/15	(210)
(10)	CME Group, Inc., Strike @ 87.50 Exp 2/23/15	(1,100)
(8)	Coach, Inc., Strike @ 39.00 Exp 2/23/15	(260)
(118)	Coca-Cola Co., Strike @ 44.00 Exp 2/23/15	(1,180)
(5)	Coca-Cola Enterprises, Inc., Strike @ 44.00 Exp 2/23/15	(200)
(19)	Cognizant Technology Solutions Corp., Strike @ 57.50 Exp 2/23/15	(1,093)
(21)	Colgate-Palmolive Co., Strike @ 70.00 Exp 2/23/15	(609)
(54)	Comcast Corp., Class A, Strike @ 57.50 Exp 2/23/15	(1,080)
(5)	Comerica, Inc., Strike @ 44.00 Exp 2/23/15	(170)
(3)	Computer Sciences Corp., Strike @ 65.00 Exp 2/23/15	(368)
(9)	ConAgra Foods, Inc., Strike @ 37.00 Exp 2/23/15	(203)
(28)	ConocoPhillips, Strike @ 65.00 Exp 2/23/15	(2,449)
(7)	CONSOL Energy, Inc., Strike @ 33.00 Exp 2/23/15	(84)
(6)	Consolidated Edison, Inc., Strike @ 70.00 Exp 2/23/15	(435)
(2)	Constellation Brands, Inc., Strike @ 110.00 Exp 2/23/15	(470)
(30)	Corning, Inc., Strike @ 24.00 Exp 2/23/15	(1,575)
(8)	Costco Wholesale Corp., Strike @ 140.00 Exp 2/23/15	(3,099)
(9)	Crown Castle International Corp., Strike @ 85.00 Exp 2/23/15	(2,249)
(25)	CSX Corp., Strike @ 36.00 Exp 2/23/15	(238)
(4)	Cummins, Inc., Strike @ 145.00 Exp 2/23/15	(690)
(27)	CVS Health Corp., Strike @ 100.00 Exp 2/23/15	(2,875)
(1)	D&B Corp., Strike @ 120.00 Exp 2/23/15	(130)
(9)	D.R. Horton, Inc., Strike @ 25.00 Exp 2/23/15	(455)
(20)	Danaher Corp., Strike @ 85.00 Exp 2/23/15	(1,050)
(2)	Darden Restaurants, Inc., Strike @ 60.00 Exp 2/23/15	(440)
(5)	DaVita Healthcare Partners, Inc., Strike @ 77.50 Exp 2/23/15	(363)
(10)	Deere & Co., Strike @ 90.00 Exp 2/23/15	(415)
(9)	Delphi Automotive PLC, Strike @ 70.00 Exp 2/23/15	(1,013)
(27)	Delta Air Lines, Inc., Strike @ 49.00 Exp 2/23/15	(2,645)
(8)	Devon Energy Corp., Strike @ 62.50 Exp 2/23/15	(1,032)
(1)	Diamond Offshore Drilling, Inc., Strike @ 32.50 Exp 2/23/15	(121)
(15)	DIRECTV, Strike @ 87.50 Exp 2/23/15	(398)
(3)	Discovery Communications, Inc., Strike @ 30.00 Exp 2/23/15	(180)
(8)	Discovery Communications, Inc., Class A, Strike @ 30.00 Exp 2/23/15	(240)

See Notes to Schedules of Portfolio Investments.

Horizons S&P 500 Covered Call ETF	January 31, 2015
SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	(Unaudited)

Number of Contracts		Value ($)
Written Call Options, Continued
(9)	Dollar General Corp., Strike @ 70.00 Exp 2/23/15	(563)
(4)	Dollar Tree, Inc., Strike @ 67.50 Exp 2/23/15	(1,740)
(19)	Dominion Resources, Inc., Strike @ 80.00 Exp 2/23/15	(855)
(3)	Dover Corp., Strike @ 70.00 Exp 2/23/15	(488)
(6)	Dr. Pepper Snapple Group, Inc., Strike @ 80.00 Exp 2/23/15	(585)
(3)	DTE Energy Co., Strike @ 90.00 Exp 2/23/15	(443)
(12)	Duke Energy Corp., Strike @ 87.50 Exp 2/23/15	(1,350)
(7)	E*Trade Financial Corp., Strike @ 23.00 Exp 2/23/15	(539)
(20)	E.I. Du Pont de Nemours & Co., Strike @ 75.00 Exp 2/23/15	(380)
(3)	Eastman Chemical Co., Strike @ 72.50 Exp 2/23/15	(375)
(15)	Eaton Corp. PLC, Strike @ 67.50 Exp 2/23/15	(450)
(22)	eBay, Inc., Strike @ 55.00 Exp 2/23/15	(957)
(8)	Ecolab, Inc., Strike @ 105.00 Exp 2/23/15	(1,240)
(7)	Edison International, Strike @ 70.00 Exp 2/23/15	(298)
(3)	Edwards Lifesciences Corp., Strike @ 135.00 Exp 2/23/15	(368)
(8)	Electronic Arts, Inc., Strike @ 50.00 Exp 2/23/15	(4,139)
(23)	Eli Lilly & Co., Strike @ 72.50 Exp 2/23/15	(2,127)
(66)	EMC Corp., Strike @ 29.00 Exp 2/23/15	(231)
(12)	Emerson Electric Co., Strike @ 60.00 Exp 2/23/15	(660)
(5)	Ensco PLC, Class A, Strike @ 31.00 Exp 2/23/15	(150)
(4)	Entergy Corp., Strike @ 90.00 Exp 2/23/15	(210)
(13)	EOG Resources, Inc., Strike @ 95.00 Exp 2/23/15	(1,638)
(2)	Equities Corp., Strike @ 75.00 Exp 2/23/15	(430)
(7)	Equity Residential (REIT), Strike @ 80.00 Exp 2/23/15	(368)
(1)	Essex Property Trust, Inc., Strike @ 230.00 Exp 2/23/15	(270)
(5)	Estee Lauder Cos., Class A, Strike @ 75.00 Exp 2/23/15	(200)
(28)	Exelon Corp., Strike @ 39.00 Exp 2/23/15	(140)
(3)	Expedia, Inc., Strike @ 90.00 Exp 2/23/15	(593)
(6)	Expeditors International of Washington, Inc., Strike @ 45.00 Exp 2/23/15	(225)
(17)	Express Scripts Holding, Inc., Strike @ 87.50 Exp 2/23/15	(111)
(86)	Exxon Mobil Corp., Strike @ 92.50 Exp 2/23/15	(2,192)
(1)	F5 Networks, Inc., Strike @ 130.00 Exp 2/23/15	(6)
(68)	Facebook, Inc., Strike @ 80.00 Exp 2/23/15	(3,943)
(2)	Family Dollar Stores, Inc., Strike @ 75.00 Exp 2/23/15	(480)
(8)	Fastenal Co., Strike @ 46.00 Exp 2/23/15	(260)
(7)	FedEx Corp., Strike @ 180.00 Exp 2/23/15	(347)
(9)	Fidelity National Information Services, Inc., Strike @ 65.00 Exp 2/23/15	(320)
(25)	Fifth Third BanCorp, Strike @ 19.00 Exp 2/23/15	(63)
(2)	First Solar, Inc., Strike @ 42.50 Exp 2/23/15	(409)
(9)	FirstEnergy Corp., Strike @ 41.00 Exp 2/23/15	(383)
(8)	Fiserv, Inc., Strike @ 75.00 Exp 2/23/15	(360)
(4)	FLIR Systems, Inc., Strike @ 31.00 Exp 2/23/15	(240)
(4)	Flowserve Corp., Strike @ 60.00 Exp 2/23/15	(60)
(3)	Fluor Corp., Strike @ 55.00 Exp 2/23/15	(338)
(3)	FMC Corp., Strike @ 60.00 Exp 2/23/15	(173)
(7)	FMC Technologies, Inc., Strike @ 42.50 Exp 2/23/15	(140)
(66)	Ford Motor Co., Strike @ 15.00 Exp 2/23/15	(1,485)
(1)	Fossil Group, Inc., Strike @ 105.00 Exp 2/23/15	(193)
(12)	Franklin Resources, Inc., Strike @ 54.50 Exp 2/23/15	(270)
(22)	Freeport-McMoRan Copper & Gold, Inc., Class B, Strike @ 20.00 Exp 2/23/15	(187)
(3)	Gamestop Corp., Strike @ 39.00 Exp 2/23/15	(107)
(6)	Gannett Co., Inc., Strike @ 32.00 Exp 2/23/15	(300)
(8)	Gap, Inc., Strike @ 42.00 Exp 2/23/15	(536)
(2)	Garmin, Ltd., Strike @ 52.50 Exp 2/23/15	(388)
(7)	General Dynamics Corp., Strike @ 140.00 Exp 2/23/15	(315)
(202)	General Electric Co., Strike @ 24.00 Exp 2/23/15	(6,968)
(13)	General Growth Properties, Inc., Strike @ 31.00 Exp 2/23/15	(475)
(18)	General Mills, Inc., Strike @ 55.00 Exp 2/23/15	(261)
(30)	General Motors Co., Strike @ 35.00 Exp 2/23/15	(630)
(4)	Genuine Parts Co., Strike @ 100.00 Exp 2/23/15	(250)
(37)	Gilead Sciences, Inc., Strike @ 105.00 Exp 2/23/15	(14,244)
(12)	Goldman Sachs Group, Inc., Strike @ 185.00 Exp 2/23/15	(474)
(6)	Goodyear Tire & Rubber Co., Strike @ 26.00 Exp 2/23/15	(210)
(8)	Google, Inc., Class A, Strike @ 530.00 Exp 2/23/15	(12,319)
(8)	Google, Inc., Class C, Strike @ 530.00 Exp 2/23/15	(10,679)

See Notes to Schedules of Portfolio Investments.

Horizons S&P 500 Covered Call ETF	January 31, 2015
SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	(Unaudited)

Number of Contracts		Value ($)
Written Call Options, Continued
(5)	H&R Block, Inc., Strike @ 33.00 Exp 2/23/15	(838)
(16)	Halliburton Co., Strike @ 40.00 Exp 2/23/15	(2,167)
(5)	Harley-Davidson, Inc., Strike @ 65.00 Exp 2/23/15	(160)
(1)	Harman International Industries, Inc., Strike @ 100.00 Exp 2/23/15	(2,989)
(3)	Harris Corp., Strike @ 70.00 Exp 2/23/15	(218)
(10)	Hartford Financial Services Group, Inc., Strike @ 41.00 Exp 2/23/15	(240)
(2)	Hasbro, Inc., Strike @ 52.50 Exp 2/23/15	(676)
(13)	HCP, Inc., Strike @ 50.00 Exp 2/23/15	(98)
(9)	Health Care REIT, Inc., Strike @ 85.00 Exp 2/23/15	(180)
(2)	Helmerich & Payne, Inc., Strike @ 65.00 Exp 2/23/15	(110)
(7)	Hess Corp., Strike @ 75.00 Exp 2/23/15	(214)
(56)	Hewlett-Packard Co., Strike @ 40.00 Exp 2/23/15	(364)
(19)	Honeywell International, Inc., Strike @ 100.00 Exp 2/23/15	(1,615)
(3)	Hormel Foods Corp., Strike @ 55.00 Exp 2/23/15	(53)
(5)	Hospira, Inc., Strike @ 65.00 Exp 2/23/15	(725)
(15)	Host Hotels & Resorts, Inc., Strike @ 24.00 Exp 2/23/15	(225)
(4)	Humana, Inc., Strike @ 155.00 Exp 2/23/15	(730)
(10)	Illinois Tool Works, Inc., Strike @ 95.00 Exp 2/23/15	(725)
(5)	Ingersoll-Rand PLC, Strike @ 62.50 Exp 2/23/15	(2,100)
(2)	IntercontinentalExchange Group, Inc., Strike @ 210.00 Exp 2/23/15	(770)
(19)	International Business Machines Corp., Strike @ 160.00 Exp 2/23/15	(1,112)
(2)	International Flavors & Fragrances, Inc., Strike @ 110.00 Exp 2/23/15	(255)
(9)	International Paper Co., Strike @ 55.00 Exp 2/23/15	(261)
(8)	Intuit, Inc., Strike @ 90.00 Exp 2/23/15	(880)
(1)	Intuitive Surgical, Inc., Strike @ 555.00 Exp 2/23/15	(30)
(10)	Invesco, Ltd., Strike @ 37.00 Exp 2/23/15	(625)
(5)	Iron Mountain, Inc., Strike @ 42.50 Exp 2/23/15	(100)
(2)	Jacobs Engineering Group, Inc., Strike @ 40.00 Exp 2/23/15	(65)
(58)	Johnson & Johnson, Strike @ 105.00 Exp 2/23/15	(1,131)
(20)	Johnson Controls, Inc., Strike @ 47.00 Exp 2/23/15	(1,600)
(2)	Joy Global, Inc., Strike @ 45.00 Exp 2/23/15	(77)
(93)	JPMorgan Chase & Co., Strike @ 57.50 Exp 2/23/15	(1,813)
(12)	Juniper Networks, Inc., Strike @ 23.00 Exp 2/23/15	(564)
(3)	Kansas City Southern Industries, Inc., Strike @ 115.00 Exp 2/23/15	(255)
(5)	Kellogg Co., Strike @ 70.00 Exp 2/23/15	(225)
(3)	Keurig Green Mountain, Inc., Strike @ 140.00 Exp 2/23/15	(431)
(26)	KeyCorp, Strike @ 13.00 Exp 2/23/15	(793)
(40)	Kinder Morgan, Inc., Strike @ 42.50 Exp 2/23/15	(1,000)
(3)	KLA-Tencor Corp., Strike @ 70.00 Exp 2/23/15	(8)
(4)	Kohl's Corp., Strike @ 60.00 Exp 2/23/15	(520)
(13)	Kraft Foods Group, Inc., Strike @ 67.50 Exp 2/23/15	(1,138)
(9)	Kroger Co., Strike @ 67.50 Exp 2/23/15	(1,867)
(5)	L Brands, Inc., Strike @ 82.50 Exp 2/23/15	(1,550)
(2)	L-3 Communications Holdings, Inc., Strike @ 130.00 Exp 2/23/15	(90)
(2)	Laboratory Corp. of America Holdings, Strike @ 120.00 Exp 2/23/15	(235)
(3)	Lam Research Corp., Strike @ 80.00 Exp 2/23/15	(225)
(3)	Legg Mason, Inc., Strike @ 55.00 Exp 2/23/15	(480)
(3)	Leggett & Platt, Inc., Strike @ 45.00 Exp 2/23/15	(98)
(4)	Lennar Corp., Strike @ 45.00 Exp 2/23/15	(526)
(7)	Leucadia National Corp., Strike @ 22.50 Exp 2/23/15	(508)
(7)	Level 3 Communicationsinc, Strike @ 50.00 Exp 2/23/15	(1,103)
(5)	Lincoln National Corp., Strike @ 52.50 Exp 2/23/15	(248)
(4)	Linear Technology Corp., Strike @ 46.00 Exp 2/23/15	(190)
(8)	Lockheed Martin Corp., Strike @ 200.00 Exp 2/23/15	(240)
(7)	Loews Corp., Strike @ 40.00 Exp 2/23/15	(123)
(6)	Lorillard, Inc., Strike @ 65.00 Exp 2/23/15	(912)
(16)	Lowe's Cos., Inc., Strike @ 67.50 Exp 2/23/15	(2,607)
(8)	LyondellBasell Industries NV, Class A, Strike @ 80.00 Exp 2/23/15	(1,980)
(2)	M&T Bank Corp., Strike @ 115.00 Exp 2/23/15	(280)
(8)	Macy's, Inc., Strike @ 65.00 Exp 2/23/15	(756)
(3)	Mallinckrodt PLC, Strike @ 110.00 Exp 2/23/15	(653)
(17)	Marathon Oil Corp., Strike @ 28.00 Exp 2/23/15	(612)
(7)	Marathon Petroleum Corp., Strike @ 82.50 Exp 2/23/15	(7,104)
(6)	Marriott International, Inc., Class A, Strike @ 80.00 Exp 2/23/15	(165)
(1)	Martin Marietta Materials, Inc., Strike @ 110.00 Exp 2/23/15	(265)

See Notes to Schedules of Portfolio Investments.

Horizons S&P 500 Covered Call ETF	January 31, 2015
SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	(Unaudited)

Number of Contracts		Value ($)
Written Call Options, Continued
(10)	Masco Corp., Strike @ 25.00 Exp 2/23/15	(775)
(20)	MasterCard, Inc., Class A, Strike @ 85.00 Exp 2/23/15	(1,450)
(8)	Mattel, Inc., Strike @ 29.00 Exp 2/23/15	(60)
(2)	McCormick & Co., Inc., Strike @ 75.00 Exp 2/23/15	(45)
(31)	McDonald's Corp., Strike @ 95.00 Exp 2/23/15	(1,782)
(8)	McGraw-Hill Cos., Inc., Strike @ 92.50 Exp 2/23/15	(720)
(7)	McKesson Corp., Strike @ 220.00 Exp 2/23/15	(1,610)
(6)	Mead Johnson Nutrition Co., Strike @ 105.00 Exp 2/23/15	(447)
(3)	MeadWestvaco Corp., Strike @ 45.00 Exp 2/23/15	(1,590)
(26)	Medtronic PLC, Strike @ 75.00 Exp 2/23/15	(1,456)
(41)	Merck & Co., Inc., Strike @ 62.50 Exp 2/23/15	(2,500)
(25)	MetLife, Inc., Strike @ 50.00 Exp 2/23/15	(475)
(5)	Michael Kors Holdings, Ltd., Strike @ 72.50 Exp 2/23/15	(1,275)
(6)	Microchip Technology, Inc., Strike @ 47.00 Exp 2/23/15	(225)
(34)	Micron Technology, Inc., Strike @ 31.00 Exp 2/23/15	(1,292)
(1)	Mohawk Industries, Inc., Strike @ 170.00 Exp 2/23/15	(328)
(5)	Molson Coors Brewing Co., Strike @ 80.00 Exp 2/23/15	(475)
(40)	Mondelez International, Inc., Strike @ 38.00 Exp 2/23/15	(580)
(12)	Monsanto Co., Strike @ 120.00 Exp 2/23/15	(1,212)
(3)	Monster Beverage Corp., Strike @ 120.00 Exp 2/23/15	(623)
(6)	Moody's Corp., Strike @ 97.50 Exp 2/23/15	(261)
(27)	Morgan Stanley, Strike @ 35.00 Exp 2/23/15	(1,013)
(5)	Motorola Solutions, Inc., Strike @ 65.00 Exp 2/23/15	(363)
(4)	Murphy Oil Corp., Strike @ 50.00 Exp 2/23/15	(50)
(7)	Mylan Laboratories, Inc., Strike @ 55.00 Exp 2/23/15	(585)
(5)	Nabors Industries, Ltd., Strike @ 11.00 Exp 2/23/15	(525)
(9)	National-Oilwell Varco, Inc., Strike @ 60.00 Exp 2/23/15	(351)
(10)	NetApp, Inc., Strike @ 41.00 Exp 2/23/15	(245)
(1)	Netflix.com, Inc., Strike @ 365.00 Exp 2/23/15	(7,797)
(8)	Newell Rubbermaid, Inc., Strike @ 39.00 Exp 2/23/15	(120)
(3)	Newfield Exploration Co., Strike @ 27.00 Exp 2/23/15	(1,020)
(10)	Newmont Mining Corp., Strike @ 23.00 Exp 2/23/15	(2,479)
(8)	News Corp., Class A, Strike @ 15.00 Exp 2/23/15	(300)
(10)	NextEra Energy, Inc., Strike @ 110.00 Exp 2/23/15	(1,575)
(10)	Nielsen Holdings NV, Strike @ 45.00 Exp 2/23/15	(600)
(17)	Nike, Inc., Class B, Strike @ 95.00 Exp 2/23/15	(1,292)
(9)	NiSource, Inc., Strike @ 45.00 Exp 2/23/15	(225)
(6)	Noble Corp. PLC, Strike @ 17.00 Exp 2/23/15	(192)
(8)	Noble Energy, Inc., Strike @ 47.50 Exp 2/23/15	(1,600)
(4)	Nordstrom, Inc., Strike @ 80.00 Exp 2/23/15	(292)
(6)	Norfolk Southern Corp., Strike @ 105.00 Exp 2/23/15	(525)
(7)	Northern Trust Corp., Strike @ 65.00 Exp 2/23/15	(1,050)
(6)	Northrop Grumman Corp., Strike @ 160.00 Exp 2/23/15	(990)
(8)	NRG Energy, Inc., Strike @ 28.00 Exp 2/23/15	(80)
(10)	Nucor Corp., Strike @ 47.00 Exp 2/23/15	(130)
(14)	NVIDIA Corp., Strike @ 21.00 Exp 2/23/15	(266)
(17)	Occidental Petroleum Corp., Strike @ 80.00 Exp 2/23/15	(3,365)
(6)	Omnicom Group, Inc., Strike @ 75.00 Exp 2/23/15	(450)
(6)	ONEOK, Inc., Strike @ 45.00 Exp 2/23/15	(555)
(72)	Oracle Corp., Strike @ 44.00 Exp 2/23/15	(1,188)
(3)	O'Reilly Automotive, Inc., Strike @ 190.00 Exp 2/23/15	(1,305)
(4)	Owens-Illinois, Inc., Strike @ 25.00 Exp 2/23/15	(80)
(9)	PACCAR, Inc., Strike @ 66.50 Exp 2/23/15	(90)
(2)	Pall Corp., Strike @ 100.00 Exp 2/23/15	(120)
(4)	Parker Hannifin Corp., Strike @ 125.00 Exp 2/23/15	(120)
(1)	Patterson Cos., Inc., Strike @ 50.00 Exp 2/23/15	(140)
(8)	Paychex, Inc., Strike @ 48.00 Exp 2/23/15	(60)
(4)	Pentair PLC, Strike @ 65.00 Exp 2/23/15	(230)
(48)	PepsiCo, Inc., Strike @ 100.00 Exp 2/23/15	(768)
(3)	PerkinElmer, Inc., Strike @ 45.00 Exp 2/23/15	(443)
(3)	Perrigo Co. PLC, Strike @ 165.00 Exp 2/23/15	(263)
(149)	Pfizer, Inc., Strike @ 33.00 Exp 2/23/15	(969)
(15)	PG&E Corp., Strike @ 60.00 Exp 2/23/15	(1,425)
(41)	Philip Morris International, Strike @ 85.00 Exp 2/23/15	(533)
(11)	Phillips 66, Strike @ 62.50 Exp 2/23/15	(8,579)

See Notes to Schedules of Portfolio Investments.

Horizons S&P 500 Covered Call ETF	January 31, 2015
SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	(Unaudited)

Number of Contracts		Value ($)
Written Call Options, Continued
(3)	Pioneer Natural Resources Co., Strike @ 155.00 Exp 2/23/15	(1,515)
(7)	Pitney Bowes, Inc., Strike @ 25.00 Exp 2/23/15	(298)
(4)	Plum Creek Timber Co., Inc., Strike @ 45.00 Exp 2/23/15	(110)
(10)	PNC Financial Services Group, Strike @ 85.00 Exp 2/23/15	(1,390)
(1)	Polo Ralph Lauren Corp., Strike @ 180.00 Exp 2/23/15	(120)
(3)	PPG Industries, Inc., Strike @ 230.00 Exp 2/23/15	(465)
(15)	PPL Corp., Strike @ 36.00 Exp 2/23/15	(563)
(9)	Praxair, Inc., Strike @ 130.00 Exp 2/23/15	(158)
(4)	Precision Castparts Corp., Strike @ 200.00 Exp 2/23/15	(1,959)
(1)	Priceline.com, Inc., Strike @ 1070.00 Exp 2/23/15	(1,010)
(8)	Principal Financial Group, Inc., Strike @ 50.00 Exp 2/23/15	(280)
(39)	Procter & Gamble Co., Strike @ 90.00 Exp 2/23/15	(215)
(16)	Progressive Corp., Strike @ 27.00 Exp 2/23/15	(80)
(15)	Prologis, Inc., Strike @ 45.00 Exp 2/23/15	(1,275)
(10)	Prudential Financial, Inc., Strike @ 82.50 Exp 2/23/15	(275)
(16)	Public Service Enterprise Group, Inc., Strike @ 45.00 Exp 2/23/15	(320)
(2)	Public Storage, Strike @ 200.00 Exp 2/23/15	(870)
(7)	Pulte Group, Inc., Strike @ 22.00 Exp 2/23/15	(123)
(2)	PVH Corp., Strike @ 115.00 Exp 2/23/15	(225)
(4)	QEP Resources, Inc., Strike @ 21.00 Exp 2/23/15	(240)
(44)	Qualcomm, Inc., Strike @ 75.00 Exp 2/23/15	(154)
(7)	Quanta Services, Inc., Strike @ 28.00 Exp 2/23/15	(280)
(3)	Quest Diagnostics, Inc., Strike @ 70.00 Exp 2/23/15	(645)
(4)	Range Resources Corp., Strike @ 52.50 Exp 2/23/15	(230)
(10)	Raytheon Co., Strike @ 110.00 Exp 2/23/15	(45)
(5)	Red Hat, Inc., Strike @ 67.50 Exp 2/23/15	(200)
(2)	Regeneron Pharmaceuticals, Inc., Strike @ 435.00 Exp 2/23/15	(1,510)
(6)	Republic Services, Inc., Class A, Strike @ 41.00 Exp 2/23/15	(165)
(9)	Reynolds American, Inc., Strike @ 70.00 Exp 2/23/15	(720)
(4)	Robert Half International, Inc., Strike @ 60.00 Exp 2/23/15	(210)
(4)	Rockwell Automation, Inc., Strike @ 110.00 Exp 2/23/15	(710)
(2)	Rockwell Collins, Inc., Strike @ 85.00 Exp 2/23/15	(320)
(2)	Roper Industries, Inc., Strike @ 150.00 Exp 2/23/15	(1,180)
(6)	Ross Stores, Inc., Strike @ 95.00 Exp 2/23/15	(360)
(4)	Royal Caribbean Cruises, Ltd., Strike @ 85.00 Exp 2/23/15	(46)
(1)	Ryder System, Inc., Strike @ 90.00 Exp 2/23/15	(43)
(12)	Salesforce.com, Inc., Strike @ 57.50 Exp 2/23/15	(1,482)
(6)	SanDisk Corp., Strike @ 85.00 Exp 2/23/15	(213)
(28)	Schlumberger, Ltd., Strike @ 82.50 Exp 2/23/15	(6,006)
(2)	Scripps Networks Interactive, Inc., Strike @ 75.00 Exp 2/23/15	(115)
(7)	Seagate Technology PLC, Strike @ 65.00 Exp 2/23/15	(35)
(6)	Sealed Air Corp., Strike @ 44.00 Exp 2/23/15	(135)
(5)	Sempra Energy, Strike @ 115.00 Exp 2/23/15	(650)
(2)	Sherwin-Williams Co., Strike @ 280.00 Exp 2/23/15	(350)
(10)	Simon Property Group, Inc., Strike @ 210.00 Exp 2/23/15	(200)
(1)	Snap-on, Inc., Strike @ 140.00 Exp 2/23/15	(270)
(29)	Southern Co., Strike @ 52.50 Exp 2/23/15	(508)
(22)	Southwest Airlines Co., Strike @ 42.00 Exp 2/23/15	(8,799)
(8)	Southwestern Energy Co., Strike @ 26.00 Exp 2/23/15	(496)
(21)	Spectra Energy Corp., Strike @ 35.00 Exp 2/23/15	(473)
(9)	St. Jude Medical, Inc., Strike @ 70.00 Exp 2/23/15	(270)
(5)	Stanely Black & Decker, Inc., Strike @ 95.00 Exp 2/23/15	(613)
(14)	Staples, Inc., Strike @ 18.00 Exp 2/23/15	(525)
(18)	Starbucks Corp., Strike @ 82.50 Exp 2/23/15	(9,224)
(4)	Starwood Hotels & Resorts Worldwide, Inc., Strike @ 76.20 Exp 2/23/15	(246)
(10)	State Street Corp., Strike @ 75.00 Exp 2/23/15	(430)
(2)	Stericycle, Inc., Strike @ 135.00 Exp 2/23/15	(225)
(9)	Stryker Corp., Strike @ 95.00 Exp 2/23/15	(473)
(11)	SunTrust Banks, Inc., Strike @ 39.00 Exp 2/23/15	(644)
(15)	Symantec Corp., Strike @ 26.00 Exp 2/23/15	(413)
(19)	Sysco Corp., Strike @ 42.00 Exp 2/23/15	(808)
(8)	T. Rowe Price Group, Inc., Strike @ 85.00 Exp 2/23/15	(100)
(20)	Target Corp., Strike @ 77.50 Exp 2/23/15	(460)
(11)	TE Connectivity, Ltd., Strike @ 65.00 Exp 2/23/15	(2,557)
(3)	Tenet Healthcare Corp., Strike @ 48.00 Exp 2/23/15	(30)

See Notes to Schedules of Portfolio Investments.

Horizons S&P 500 Covered Call ETF	January 31, 2015
SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	(Unaudited)

Number of Contracts		Value ($)
Written Call Options, Continued
(4)	Teradata Corp., Strike @ 45.00 Exp 2/23/15	(620)
(3)	Tesoro Corp., Strike @ 75.00 Exp 2/23/15	(2,452)
(34)	Texas Instruments, Inc., Strike @ 55.00 Exp 2/23/15	(1,767)
(9)	Textron, Inc., Strike @ 45.00 Exp 2/23/15	(293)
(5)	The ADT Corp., Strike @ 36.00 Exp 2/23/15	(250)
(21)	The Boeing Co., Strike @ 135.00 Exp 2/23/15	(22,889)
(34)	The Charles Schwab Corp., Strike @ 28.00 Exp 2/23/15	(595)
(6)	The Chubb Corp., Strike @ 105.00 Exp 2/23/15	(57)
(27)	The Dow Chemical Co., Strike @ 46.00 Exp 2/23/15	(2,051)
(2)	The Hershey Co., Strike @ 110.00 Exp 2/23/15	(38)
(27)	The Home Depot, Inc., Strike @ 105.00 Exp 2/23/15	(5,251)
(7)	The Interpublic Group of Cos., Inc., Strike @ 20.00 Exp 2/23/15	(438)
(3)	The J.M. Smucker Co., Strike @ 105.00 Exp 2/23/15	(375)
(3)	The Macerich Co., Strike @ 90.00 Exp 2/23/15	(428)
(10)	The Mosaic Co., Strike @ 47.50 Exp 2/23/15	(1,834)
(3)	The NASDAQ OMX Group, Inc., Strike @ 48.00 Exp 2/23/15	(68)
(41)	The Walt Disney Co., Strike @ 97.50 Exp 2/23/15	(779)
(13)	Thermo Fisher Scientific, Inc., Strike @ 130.00 Exp 2/23/15	(1,138)
(2)	Tiffany & Co., Strike @ 90.00 Exp 2/23/15	(170)
(9)	Time Warner Cable, Inc., Class A, Strike @ 155.00 Exp 2/23/15	(203)
(20)	Time Warner, Inc., Strike @ 85.00 Exp 2/23/15	(320)
(15)	TJX Cos., Inc., Strike @ 67.50 Exp 2/23/15	(938)
(5)	Total System Services, Inc., Strike @ 35.00 Exp 2/23/15	(438)
(4)	Tractor Supply Co., Strike @ 80.00 Exp 2/23/15	(1,040)
(8)	Transocean, Ltd., Strike @ 17.00 Exp 2/23/15	(408)
(5)	Travelers Cos., Inc., Strike @ 105.00 Exp 2/23/15	(388)
(3)	TripAdvisor, Inc., Strike @ 72.50 Exp 2/23/15	(435)
(60)	Twenty-First Century Fox, Inc., Strike @ 37.00 Exp 2/23/15	(300)
(13)	Tyco International PLC, Strike @ 44.00 Exp 2/23/15	(85)
(9)	Tyson Foods, Inc., Class A, Strike @ 43.00 Exp 2/23/15	(113)
(36)	U.S. BanCorp, Strike @ 42.00 Exp 2/23/15	(2,681)
(5)	Under Armour, Inc., Strike @ 70.00 Exp 2/23/15	(2,174)
(22)	Union Pacific Corp., Strike @ 115.00 Exp 2/23/15	(9,129)
(12)	United Parcel Service, Inc., Class B, Strike @ 110.00 Exp 2/23/15	(102)
(3)	United Rentals, Inc., Strike @ 90.00 Exp 2/23/15	(218)
(14)	United Technologies Corp., Strike @ 115.00 Exp 2/23/15	(2,645)
(31)	UnitedHealth Group, Inc., Strike @ 110.00 Exp 2/23/15	(2,882)
(2)	Universal Health Services, Class B, Strike @ 110.00 Exp 2/23/15	(80)
(8)	Unum Group, Strike @ 33.00 Exp 2/23/15	(180)
(3)	Urban Outfitters, Inc., Strike @ 35.00 Exp 2/23/15	(263)
(11)	Valero Energy Corp., Strike @ 47.50 Exp 2/23/15	(6,077)
(3)	Varian Medical Systems, Inc., Strike @ 90.00 Exp 2/23/15	(1,350)
(9)	Ventas, Inc., Strike @ 80.00 Exp 2/23/15	(1,238)
(3)	VeriSign, Inc., Strike @ 60.00 Exp 2/23/15	(47)
(73)	Verizon Communications, Inc., Strike @ 48.00 Exp 2/23/15	(840)
(7)	Vertex Pharmaceuticals, Inc., Strike @ 130.00 Exp 2/23/15	(455)
(11)	VF Corp., Strike @ 75.00 Exp 2/23/15	(248)
(8)	Viacom, Inc., Class B, Strike @ 70.00 Exp 2/23/15	(140)
(15)	Visa, Inc., Class A, Strike @ 265.00 Exp 2/23/15	(3,127)
(3)	Vulcan Materials Co., Strike @ 70.00 Exp 2/23/15	(780)
(1)	W.W. Grainger, Inc., Strike @ 250.00 Exp 2/23/15	(38)
(13)	Walgreens Boots Alliance, Inc., Strike @ 75.00 Exp 2/23/15	(800)
(51)	Wal-Mart Stores, Inc., Strike @ 90.00 Exp 2/23/15	(1,020)
(2)	Waters Corp., Strike @ 120.00 Exp 2/23/15	(425)
(126)	Wells Fargo & Co., Strike @ 52.50 Exp 2/23/15	(6,614)
(5)	Western Digital Corp., Strike @ 110.00 Exp 2/23/15	(58)
(17)	Western Union Co., Strike @ 18.00 Exp 2/23/15	(383)
(11)	Weyerhaeuser Co., Strike @ 37.00 Exp 2/23/15	(165)
(1)	Whirlpool Corp., Strike @ 200.00 Exp 2/23/15	(645)
(8)	Whole Foods Market, Inc., Strike @ 52.50 Exp 2/23/15	(1,528)
(21)	Williams Cos., Inc., Strike @ 45.00 Exp 2/23/15	(2,666)
(3)	Wyndham Worldwide Corp., Strike @ 87.50 Exp 2/23/15	(225)
(2)	Wynn Resorts, Ltd., Strike @ 155.00 Exp 2/23/15	(502)
(26)	Xerox Corp., Strike @ 14.00 Exp 2/23/15	(169)
(6)	Xilinx, Inc., Strike @ 43.00 Exp 2/23/15	(18)

See Notes to Schedules of Portfolio Investments.

Horizons S&P 500 Covered Call ETF	January 31, 2015
SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	(Unaudited)

Number of Contracts		Value ($)
Written Call Options, Continued
(5)	XL Group PLC, Strike @ 36.00 Exp 2/23/15	(118)
(3)	Xylem, Inc., Strike @ 35.00 Exp 2/23/15	(240)
(23)	Yahoo!, Inc., Strike @ 50.00 Exp 2/23/15	(219)
(11)	Yum! Brands, Inc., Strike @ 75.00 Exp 2/23/15	(1,205)
(4)	Zimmer Holdings, Inc., Strike @ 120.00 Exp 2/23/15	(190)
(6)	Zions Bancorp, Strike @ 26.00 Exp 2/23/15	(42)
(11)	Zoetis, Inc., Strike @ 45.00 Exp 2/23/15	(468)
Total Written Call Options (Premiums Received $655,963)		$(606,305)

See Notes to Schedules of Portfolio Investments.

Horizons S&P Financial Select Sector Covered Call ETF	January 31, 2015
SCHEDULE OF PORTFOLIO INVESTMENTS	(Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS 99.7%
Banks 17.0%
BB&T Corp.	1,009	35,608
Comerica, Inc.	259	10,749
Fifth Third BanCorp	1,170	20,241
Huntington Bancshares, Inc.	1,150	11,523
KeyCorp	1,230	15,978
M&T Bank Corp.	185	20,935
PNC Financial Services Group	745	62,982
Regions Financial Corp.	1,941	16,887
SunTrust Banks, Inc.	744	28,584
U.S. BanCorp	2,527	105,906
Wells Fargo & Co.	6,689	347,292
Zions Bancorp	300	7,188
		683,873

Capital Markets 13.2%
Affiliated Managers Group *	77	15,825
Ameriprise Financial, Inc.	262	32,734
Bank of New York Mellon Corp.	1,587	57,132
BlackRock, Inc., Class A	180	61,292
Franklin Resources, Inc.	552	28,445
Goldman Sachs Group, Inc.	574	98,962
Invesco, Ltd.	615	22,589
Legg Mason, Inc.	148	8,205
Morgan Stanley	2,148	72,624
Northern Trust Corp.	310	20,268
State Street Corp.	594	42,477
T. Rowe Price Group, Inc.	369	29,048
The Charles Schwab Corp.	1,608	41,776
		531,377

Consumer Finance 5.1%
American Express Co.	1,262	101,831
Capital One Financial Corp.	787	57,616
Discover Financial Services, Inc., Class A	647	35,184
Navient Corp.	581	11,469
		206,100

Diversified Financial Services 19.7%
Bank of America Corp.	14,900	225,735
Citigroup, Inc.	4,300	201,885
E*Trade Financial Corp. *	417	9,612
IntercontinentalExchange Group, Inc.	159	32,711
JPMorgan Chase & Co.	5,300	288,214
Leucadia National Corp.	444	10,065
Moody's Corp.	260	23,746
		791,968

Industrials 1.3%
Crown Castle International Corp.	468	40,487
Iron Mountain, Inc.	249	9,920
		50,407

Insurance 25.9%
ACE, Ltd.	470	50,742
AFLAC, Inc.	635	36,246
Allstate Corp.	600	41,874
American International Group, Inc.	2,001	97,789
AON PLC	407	36,650
Assurant, Inc.	106	6,732
Berkshire Hathaway, Inc., Class B *	2,583	371,719
Cincinnati Financial Corp.	208	10,506
Genworth Financial, Inc., Class A *	750	5,235
Hartford Financial Services Group, Inc.	611	23,768
Lincoln National Corp.	366	18,293
Loews Corp.	427	16,337

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Insurance, continued
Marsh & McLennan Cos., Inc.	763	41,027
MetLife, Inc.	1,605	74,633
Principal Financial Group, Inc.	383	17,974
Progressive Corp.	755	19,592
Prudential Financial, Inc.	645	48,943
The Chubb Corp.	337	32,992
Torchmark Corp.	190	9,513
Travelers Cos., Inc.	469	48,223
Unum Group	358	11,119
XL Group PLC	372	12,830
		1,032,737

Media 0.8%
McGraw-Hill Cos., Inc.	380	33,987
		33,987

Real Estate Investment Trusts (REITs) 15.0%
American Tower Corp. (REIT)	555	53,808
Apartment Investment & Management Co. (REIT), Class A	204	8,131
AvalonBay Communities, Inc.	184	31,830
Boston Properties, Inc.	214	29,703
Equity Residential (REIT)	507	39,348
Essex Property Trust, Inc.	92	20,797
General Growth Properties, Inc.	880	26,558
HCP, Inc.	643	30,407
Health Care REIT, Inc.	464	38,025
Host Hotels & Resorts, Inc.	1,061	24,286
Kimco Realty Corp.	600	16,590
Plum Creek Timber Co., Inc.	253	11,264
Prologis, Inc.	701	31,643
Public Storage	203	40,771
Simon Property Group, Inc.	440	87,411
The Macerich Co.	200	17,202
Urban Edge Properties *	122	2,896
Ventas, Inc.	452	36,074
Vornado Realty Trust	244	26,947
Weyerhaeuser Co.	741	26,565
WP GLIMCHER, Inc.	100	1,768
		602,024

Real Estate Management & Development 0.3%
CBRE Group, Inc., Class A *	408	13,195
		13,195

Specialized Finance 1.1%
CME Group, Inc.	443	37,788
The NASDAQ OMX Group, Inc.	178	8,117
		45,905

Thrifts & Mortgage Finance 0.3%
Hudson City BanCorp, Inc.	720	6,458
People's United Financial, Inc.	472	6,641
		13,099
TOTAL COMMON STOCKS (Cost $3,694,436)		4,004,672

TOTAL INVESTMENTS (Cost $3,694,436) — 99.7%		4,004,672
Other Net Assets (Liabilities):
Written Call Options (0.5)%		(21,285)
Other Net Assets 0.8%		32,923
Total Other Net Assets (Liabilities) 0.3%		11,638
NET ASSETS 100.0%		$4,016,310

See Notes to Schedules of Portfolio Investments.

Horizons S&P Financial Select Sector Covered Call ETF	January 31, 2015
SCHEDULE OF PORTFOLIO INVESTMENTS (Continued)	(Unaudited)

*	Non-income producing security

REIT	Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments.

Horizons S&P Financial Select Sector Covered Call ETF	January 31, 2015
SCHEDULE OF PORTFOLIO INVESTMENTS (Continued)	(Unaudited)

The Horizons S&P Financial Select Sector Covered Call ETF was invested in the following industries as of January 31, 2015:
	Value	% of Net Assets
Insurance	$1,032,737	25.9%
Diversified Financial Services	791,968	19.7%
Banks	683,873	17.0%
Real Estate Investment Trusts (REITs)	602,024	15.0%
Capital Markets	531,377	13.2%
Consumer Finance	206,100	5.1%
Industrials	50,407	1.3%
Specialized Finance	45,905	1.1%
Media	33,987	0.8%
Real Estate Management & Development	13,195	0.3%
Thrifts & Mortgage Finance	13,099	0.3%
Written Call Options	(21,285)	(0.5)%
Other Net Assets	32,923	0.8%
Total	$4,016,310	100.0%

See Notes to Schedules of Portfolio Investments.

Horizons S&P Financial Select Sector Covered Call ETF	January 31, 2015
SCHEDULE OF WRITTEN CALL OPTIONS	(Unaudited)

Number of Contracts		Value ($)
Written Call Options (0.5)%
(2)	ACE, Ltd., Strike @ 110.00 Exp 2/23/15	(195)
(3)	AFLAC, Inc., Strike @ 57.50 Exp 2/23/15	(239)
(6)	Allstate Corp., Strike @ 72.50 Exp 2/23/15	(249)
(9)	American Express Co., Strike @ 87.50 Exp 2/23/15	(113)
(16)	American International Group, Inc., Strike @ 52.50 Exp 2/23/15	(432)
(5)	American Tower Corp. (REIT), Strike @ 100.00 Exp 2/23/15	(288)
(2)	Ameriprise Financial, Inc., Strike @ 125.00 Exp 2/23/15	(529)
(3)	AON PLC, Strike @ 97.50 Exp 2/23/15	(105)
(1)	Apartment Investment & Management Co. (REIT), Class A, Strike @ 40.00 Exp 2/23/15	(118)
(1)	Assurant, Inc., Strike @ 67.50 Exp 2/23/15	(25)
(1)	AvalonBay Communities, Inc., Strike @ 180.00 Exp 2/23/15	(60)
(149)	Bank of America Corp., Strike @ 16.00 Exp 2/23/15	(1,415)
(15)	Bank of New York Mellon Corp., Strike @ 39.00 Exp 2/23/15	(75)
(8)	BB&T Corp., Strike @ 37.00 Exp 2/23/15	(92)
(16)	Berkshire Hathaway, Inc., Class B, Strike @ 150.00 Exp 2/23/15	(743)
(1)	BlackRock, Inc., Class A, Strike @ 360.00 Exp 2/23/15	(193)
(1)	Boston Properties, Inc., Strike @ 140.50 Exp 2/23/15	(318)
(7)	Capital One Financial Corp., Strike @ 80.00 Exp 2/23/15	(46)
(4)	CBRE Group, Inc., Class A, Strike @ 35.00 Exp 2/23/15	(90)
(34)	Citigroup, Inc., Strike @ 49.00 Exp 2/23/15	(1,172)
(4)	CME Group, Inc., Strike @ 87.50 Exp 2/23/15	(440)
(2)	Comerica, Inc., Strike @ 44.00 Exp 2/23/15	(68)
(4)	Crown Castle International Corp., Strike @ 85.00 Exp 2/23/15	(999)
(3)	E*Trade Financial Corp., Strike @ 23.00 Exp 2/23/15	(231)
(3)	Equity Residential (REIT), Strike @ 80.00 Exp 2/23/15	(158)
(11)	Fifth Third BanCorp, Strike @ 19.00 Exp 2/23/15	(28)
(5)	Franklin Resources, Inc., Strike @ 54.50 Exp 2/23/15	(113)
(6)	General Growth Properties, Inc., Strike @ 31.00 Exp 2/23/15	(219)
(5)	Goldman Sachs Group, Inc., Strike @ 185.00 Exp 2/23/15	(198)
(5)	Hartford Financial Services Group, Inc., Strike @ 41.00 Exp 2/23/15	(120)
(6)	HCP, Inc., Strike @ 50.00 Exp 2/23/15	(45)
(4)	Health Care REIT, Inc., Strike @ 85.00 Exp 2/23/15	(80)
(7)	Host Hotels & Resorts, Inc., Strike @ 24.00 Exp 2/23/15	(105)
(1)	IntercontinentalExchange Group, Inc., Strike @ 210.00 Exp 2/23/15	(385)
(5)	Invesco, Ltd., Strike @ 37.00 Exp 2/23/15	(313)
(2)	Iron Mountain, Inc., Strike @ 42.50 Exp 2/23/15	(40)
(43)	JPMorgan Chase & Co., Strike @ 57.50 Exp 2/23/15	(838)
(12)	KeyCorp, Strike @ 13.00 Exp 2/23/15	(366)
(1)	Legg Mason, Inc., Strike @ 55.00 Exp 2/23/15	(160)
(3)	Leucadia National Corp., Strike @ 22.50 Exp 2/23/15	(218)
(3)	Lincoln National Corp., Strike @ 52.50 Exp 2/23/15	(149)
(3)	Loews Corp., Strike @ 40.00 Exp 2/23/15	(53)
(1)	M&T Bank Corp., Strike @ 115.00 Exp 2/23/15	(140)
(3)	McGraw-Hill Cos., Inc., Strike @ 92.50 Exp 2/23/15	(270)
(11)	MetLife, Inc., Strike @ 50.00 Exp 2/23/15	(209)
(2)	Moody's Corp., Strike @ 97.50 Exp 2/23/15	(87)
(12)	Morgan Stanley, Strike @ 35.00 Exp 2/23/15	(449)
(3)	Northern Trust Corp., Strike @ 65.00 Exp 2/23/15	(449)
(2)	Plum Creek Timber Co., Inc., Strike @ 45.00 Exp 2/23/15	(55)
(5)	PNC Financial Services Group, Strike @ 85.00 Exp 2/23/15	(694)
(3)	Principal Financial Group, Inc., Strike @ 50.00 Exp 2/23/15	(105)
(7)	Progressive Corp., Strike @ 27.00 Exp 2/23/15	(35)
(5)	Prologis, Inc., Strike @ 45.00 Exp 2/23/15	(425)
(4)	Prudential Financial, Inc., Strike @ 82.50 Exp 2/23/15	(110)
(1)	Public Storage, Strike @ 200.00 Exp 2/23/15	(435)
(4)	Simon Property Group, Inc., Strike @ 210.00 Exp 2/23/15	(80)
(4)	State Street Corp., Strike @ 75.00 Exp 2/23/15	(172)
(5)	SunTrust Banks, Inc., Strike @ 39.00 Exp 2/23/15	(293)
(3)	T. Rowe Price Group, Inc., Strike @ 85.00 Exp 2/23/15	(38)
(13)	The Charles Schwab Corp., Strike @ 28.00 Exp 2/23/15	(228)
(3)	The Chubb Corp., Strike @ 105.00 Exp 2/23/15	(29)
(1)	The Macerich Co., Strike @ 90.00 Exp 2/23/15	(143)
(1)	The NASDAQ OMX Group, Inc., Strike @ 48.00 Exp 2/23/15	(23)
(2)	Travelers Cos., Inc., Strike @ 105.00 Exp 2/23/15	(155)
(16)	U.S. BanCorp, Strike @ 42.00 Exp 2/23/15	(1,191)

See Notes to Schedules of Portfolio Investments.

Horizons S&P Financial Select Sector Covered Call ETF	January 31, 2015
SCHEDULE OF WRITTEN CALL OPTIONS	(Unaudited)

Number of Contracts		Value ($)
Written Call Options, Continued
(3)	Unum Group, Strike @ 33.00 Exp 2/23/15	(68)
(4)	Ventas, Inc., Strike @ 80.00 Exp 2/23/15	(549)
(55)	Wells Fargo & Co., Strike @ 52.50 Exp 2/23/15	(2,887)
(5)	Weyerhaeuser Co., Strike @ 37.00 Exp 2/23/15	(75)
(2)	XL Group PLC, Strike @ 36.00 Exp 2/23/15	(47)
(3)	Zions Bancorp, Strike @ 26.00 Exp 2/23/15	(21)
Total Written Call Options (Premiums Received $38,960)		$(21,285)

Exchange Traded Concepts Trust II	January 31, 2015
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	(Unaudited)

1. Organization

Exchange Traded Concepts Trust II (the “Trust”) was organized on April 4, 2012 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. Currently, the Trust has registered its Shares in three separate series. The Schedules of Portfolio Investments herein are those of the Horizons S&P 500® Covered Call ETF (the “S&P 500 Fund”) and the Horizons S&P Financial Select Sector Covered Call ETF (the “Financial Sector Fund”) (individually referred to as a “Fund,” or collectively as the “Funds”). Each Fund is a passively managed exchange-traded fund. The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which Shares are held.

The investment objective of each Fund is to provide investment results that, before fees and expenses, correspond generally to the performance of a specified market index (each, an “Underlying Index”). Accordingly, the investments owned by each Fund generally correspond to the weightings within each Underlying Index. The Underlying Index for the S&P 500 Fund is the S&P 500® Stock Covered Call Index, and the Underlying Index for the Financial Sector Fund is the S&P 500® Financial Sector Stock Covered Call Index. The Funds’ prospectus provides a description of each Fund’s investment objectives, policies, and strategies. There is no assurance that each Fund will achieve its investment objective.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2. Basis of Presentation and Significant Account Policies

The preparation of the Schedules of Portfolio Investments and Schedules of Written Call Options is in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and requires management to make estimates and assumptions that affect the reported amounts and disclosures during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedules of Portfolio Investments and Schedules of Written Call Options may differ from the value the Funds ultimately realize upon sale of the securities.

Investment Valuation

A Fund’s investments (e.g., equity securities and exchange-traded options) are valued using procedures approved by the Board and are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. A Fund’s written options are valued using the midpoint between the last highest bid and the last lowest ask quotation for the current day. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current market value, the Trust’s procedures require the Funds’ Valuation Committee, in accordance with the Funds' Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s Net Asset Value ("NAV") and the prices used by a Fund’s Underlying Index. This may result in a difference between a Fund’s performance and the performance of the Fund’s Underlying Index. With respect to securities that are primarily listed on foreign exchanges, the value of a Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds' own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

Exchange Traded Concepts Trust II	January 31, 2015
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS (Continued)	(Unaudited)

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities, exchange-traded funds, and written options are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2).

The following is a summary of the valuations as of January 31, 2015 for the Funds based upon the three levels defined above:

S&P 500 Fund	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$57,646,963	$–	$–	$57,646,963
Total Investment Securities	57,646,963	–	–	57,646,963
Other Financial Instruments:
Written Call Options	(606,305)	–	–	(606,305)
Total Investments	$57,040,658	$–	$–	$57,040,658

Financial Sector Fund	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$4,004,672	$–	$–	$4,004,672
Total Investment Securities	4,004,672	–	–	4,004,672
Other Financial Instruments:
Written Call Options	(21,285)	–	–	(21,285)
Total Investments	$3,983,387	$–	$–	$3,983,387

Please refer to the Schedules of Portfolio Investments to view equity securities segregated by industry type. The Trust's policy is to disclose transfers between fair value hierarchy levels based on valuations at the end of the reporting period. As of January 31, 2015, there were no transfers between Levels 1, 2, and 3 assets and liabilities based on levels assigned to securities at the beginning of the period. For the period ended January 31, 2015, there were no securities categorized as Level 3.

Options

Each Fund will write call options on up to 100% of each of the option eligible securities in the Underlying Index, in an attempt to generate more income (the premium paid by the buyer of the option) from the security than it would otherwise provide on its own from dividends or other distributions. As of the current period end, each Fund invested in exchange-traded options. The following discussion describes generally the characteristics of purchased and written options (including calls and puts) and the general risks of using options.

An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price (known as the “strike price” or “exercise price”). An option grants a right (not an obligation) to buy or sell a financial instrument and is exercisable by the holder during a specified time period or at expiry. Generally, a seller of an option can grant a buyer two kinds of rights: a “call” (the right to buy the security) or a “put” (the right to sell the security). Options have various types of underlying instruments, including specific securities, indices of securities prices, foreign currencies, interest rates and futures contracts. Options may be traded on an exchange (exchange-traded options) or may be customized agreements between the parties (over-the-counter or “OTC” options). A financial intermediary, known as a clearing corporation, financially backs exchange-traded options. However, OTC options have no such intermediary and are subject to the risk that the counter-party will not fulfill its obligations under the contract.

Exchange Traded Concepts Trust II	January 31, 2015
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS (Continued)	(Unaudited)

When a Fund purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the “option premium”). A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

Call options are similar to put options, except that when purchased the Fund obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid.

When a Fund writes (or sells) a call option it assumes, in return for a premium, an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time on or before the expiration date. Similarly, when a Fund writes (or sells) a put option it assumes, in return for a premium, an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time on or before the expiration date. A Fund may terminate its position in an exchange-traded written option before exercise by buying an option identical to the one it has written. Similarly, it may cancel an OTC option by entering into an offsetting transaction with the counter-party to the option. If an option written by a Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written.

Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

The S&P 500 Fund had the following transactions in exchange-traded written options during the period ended January 31, 2015:

	Number of	Premiums
	Contracts	Received
Options outstanding at April 30, 2014	3,461	$236,063
Options written	40,258	3,540,677
Options expired	(69)	(2,935)
Options exercised	(240)	(96,117)
Options closed	(36,730)	(3,021,725)
Options outstanding at January 31, 2015	6,680	$655,963

The Financial Sector Fund had the following transactions in exchange-traded written options during the period ended January 31, 2015:

	Number of	Premiums
	Contracts	Received
Options outstanding at April 30, 2014	541	$27,328
Options written	5,225	285,640
Options expired	-	-
Options exercised	(11)	(498)
Options closed	(5,150)	(273,510)
Options outstanding at January 31, 2015	605	$38,960

Investment Transactions

For financial reporting purposes, portfolio security transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date.

3. Principal Risks

As with any investment, you could lose all or part of your investment in the Funds and each Fund’s performance could trail that of other investments. The Funds are subject to the principal risks noted below, any of which may adversely affect each Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Funds’ prospectus.

Index Risk: Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, the Funds would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Exchange Traded Concepts Trust II	January 31, 2015
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS (Continued)	(Unaudited)

Market Risk: Securities in an Underlying Index are subject to market fluctuations. You should anticipate that the value of shares will decline, more or less, in correlation with any decline in value, in aggregate, of the securities in an Underlying Index.

Writing Covered Call Option Risk: By writing covered call options in return for the receipt of premiums, the Funds will give up the opportunity to benefit from potential increases in the value of the securities in the Underlying Index above the exercise prices of the written options, but will continue to bear the risk of declines in the value of such securities. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. If trading is suspended, the Funds may be unable to write options at times that may be desirable or advantageous to the Funds to do so.

Industry Concentration Risk: To the extent that an Underlying Index is concentrated in a particular industry, the Funds also will be concentrated in the industry, which may subject the Funds to a greater loss as a result of adverse economic, business, or other developments affecting that industry.

Passive Investment Risk: The Sub-Adviser does not actively manage the Funds and therefore does not attempt to analyze, quantify, or control the risks associated with investing in stocks of companies in the Underlying Index.

Premium/Discount Risk: Although it is expected that the market price of the Funds’ Shares typically will approximate its NAV, there may be times when the market price and the NAV differ and the Funds’ Shares may trade at a premium or discount to the NAV.

4. Federal Income Tax

At January 31, 2015, the tax cost, gross unrealized appreciation, and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
S&P 500 Fund	$55,244,937	$4,695,222	$(2,293,196)	$2,402,026
Financial Sector Fund	3,7,97,078	383,655	(176,061)	207,594

5. Subsequent Event

On February 24, 2015, the Board approved a plan to liquidate the Financial Sector Fund on or about March 26, 2015 (the "Liquidation Date").  Shareholders remaining in the Financial Sector Fund as of the Liquidation Date will receive a liquidating cash distribution equal to the net asset value of the shareholders' Shares as of the close of business on the Liquidation Date.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust II

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	March 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	March 30, 2015

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke, Principal Financial Officer

Date	March 30, 2015